Shareholders' Equity (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options and RSUs outstanding	1,111,000	1,254,000	1,612,000		1,398,000
Options outstanding	13,337,000	14,192,000	16,601,000	[1]	21,582,000
Weighted average fair value granted under RSUs	$ 51.89	$ 36.43	$ 23.87
Weighted average fair value granted under options	$ 17.04	$ 9.09	$ 9.98
Unrecognized compensation expense	$ 81,473
Unrecognized compensation expense expected period of recognition (in years)	4
Authorized amount under share repurchase programs	2,150,000
Repurchase of shares	5,590,000	5,650,000	7,810,000
Repurchase of shares, value	300,000	200,000	202,285
Average purchase price per share of treasury stock	$ 53.65	$ 35.38	$ 25.89
Remaining stock under share repurchase program	80,105
Treasury stock reissued	29,704,017
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase Ordinary shares reserved for issuance	6,000,000
Percentage of salary to purchase Ordinary shares	15.00%
Ordinary shares per employee, maximum	1,250
Price of Ordinary shares purchased under ESPP, percentage of lower of fair market value of Ordinary share on subscription date of each offering period or on purchase date	85.00%
Purchase of Ordinary shares by employees	374,050	433,940	478,231
Average price per share purchased by employees	$ 34.14	$ 24.97	$ 19.19
Ordinary shares available for future grant	1,730,922
Compensation expense recognized	3,400	2,940	3,061
1996 Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	1,651,328
Zone Labs Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	1,359
Pointsec Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	9,318
Sixth Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized amount under share repurchase programs	250,000
Seventh Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized amount under share repurchase programs	300,000
Eighth Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized amount under share repurchase programs	$ 300,000
2005 Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase Ordinary shares reserved for issuance	50,000,000
Ordinary shares available for future grant	60,995,465
Increase in number of Ordinary shares reserved for issuance each year	5,000,000
Options and RSUs outstanding	12,785,933
2005 Plans [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum period options granted to employees, officers and directors (in years)	seven
Vesting period, minimum (years of employment)	four
Vesting period, maximum (years of employment)	five
2005 Plans [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of RSUs (in years)		four

[1]	As of December 31, 2011, approximately 13.2 million options were outstanding and expected to vest. Options expected to vest reflect an estimated forfeiture rate for purposes of determining related compensation expense.